PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Q1) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, equipment and leasehold improvements, net [Abstract]
Property, equipment and leasehold improvements, gross	$ 2,277,809		$ 2,277,809	$ 2,246,925
Less: accumulated depreciation and amortization	(1,904,008)		(1,845,699)	(1,608,311)
Property, equipment and leasehold improvements, net	373,801		432,110	638,614
Depreciation expense	58,309	60,554	237,388	244,704
Laboratory Equipment [Member]
Property, equipment and leasehold improvements, net [Abstract]
Property, equipment and leasehold improvements, gross	424,888		424,888	424,888
Manufacturing Equipment [Member]
Property, equipment and leasehold improvements, net [Abstract]
Property, equipment and leasehold improvements, gross	1,599,894		1,599,894	1,581,728
Computers, Office Equipment, and Furniture [Member]
Property, equipment and leasehold improvements, net [Abstract]
Property, equipment and leasehold improvements, gross	153,078		153,078	140,360
Computer Software [Member]
Property, equipment and leasehold improvements, net [Abstract]
Property, equipment and leasehold improvements, gross	4,108		4,108	4,108
Leasehold Improvements [Member]
Property, equipment and leasehold improvements, net [Abstract]
Property, equipment and leasehold improvements, gross	$ 95,841		$ 95,841	$ 95,841